Investment in Associates (Details) - Schedule of Fair Value of the Investment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Fair Value of the Investment [Abstract]
Balance at beginning	$ 781	$ 591
Investment following achievement milestone	600	400
Equity losses from investment in MitoCareX	(185)	(210)
Balance at ending	$ 1,196	$ 781